Equity (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Equity (Details) [Line Items]
Net assets	$ 12,352,859
VIE [Member]
Equity (Details) [Line Items]
Net assets		$ 12,088,293